Other operating costs - Schedule of key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Short-term employee benefits	£ 7	£ 7	£ 7
Post-employment benefits	0	0	1
Share-based payments	5	6	5
Total key management compensation	£ 12	£ 13	£ 13